CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY In Thousands, except Share data	Total USD ($)	Total CNY	Ordinary Shares [Member] USD ($)	Ordinary Shares [Member] CNY	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY	Treasury Stock [Member]	(Accumulated Deficit) Retained Earning [Member] USD ($)	(Accumulated Deficit) Retained Earning [Member] CNY	Statutory Reserves [Member] USD ($)	Statutory Reserves [Member] CNY	Accumulated Other Comprehensive Loss [Member] USD ($)	Accumulated Other Comprehensive Loss [Member] CNY	Non-Controlling Interest [Member] USD ($)	Non-Controlling Interest [Member] CNY
Balance at Dec. 31, 2009		922,336		929		885,045			(33,163)		75,059		(5,445)		(89)
Balance, shares at Dec. 31, 2009				35,118,556
Issuance of ADR shares for the exercises of employee share options				36		(36)
Issuance of ADR shares for the exercises of employee share options, shares				1,624,276
Provision for statutory reserve									(2,576)		2,576
Sale of non-controlling interest		89													89
Net income (loss)		12,325							12,325
Foreign currency translation adjustments		(10,572)											(10,572)
Employee share options compensation		31,710				31,710
Unrealized loss on available-for-sale securities		(7,063)											(7,063)
Balance at Dec. 31, 2010		948,825		965		916,719			(23,414)		77,635		(23,080)
Balance, shares at Dec. 31, 2010				36,742,832
Issuance of ADR shares for the exercises of employee share options				17		(17)
Issuance of ADR shares for the exercises of employee share options, shares				795,329
Capital invested in Dalian Changzheng		49,999													49,999
Provision for statutory reserve		(843)							(843)		843
Net income (loss)		3,510							3,525						(15)
Foreign currency translation adjustments		(15,004)											(15,004)
Employee share options compensation		7,127				7,127
Unrealized loss on available-for-sale securities		(9,053)											(9,053)
Balance at Dec. 31, 2011		985,404		982		923,829			(20,732)		78,478		(47,137)		49,984
Balance, shares at Dec. 31, 2011				37,538,161
Purchase of treasury stock		(29)				(29)
Purchase of treasury stock, shares	3,900			(3,900)			3,900
Issuance of ADR shares for the exercises of employee share options				6		(6)
Issuance of ADR shares for the exercises of employee share options, shares				281,031
Provision for statutory reserve	(134)	(834)							(834)		834
Net income (loss)	11,003	68,552							68,549						3
Foreign currency translation adjustments	(380)	(2,370)											(2,370)
Employee share options compensation		2,076				2,076
Unrealized loss on available-for-sale securities	(2,349)	(14,637)											(14,637)
Balance at Dec. 31, 2012	$ 166,769	1,038,996	$ 159	988	$ 148,612	925,870		$ 7,541	46,983	$ 12,730	79,312	$ (10,296)	(64,144)	$ 8,023	49,987
Balance, shares at Dec. 31, 2012			37,815,292				3,900